Inventory - Schedule of Inventory (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Schedule of Inventories [Abstract]
Raw materials	€ 1,867		€ 1,968
Work in progress	776		1,704
Finished product	2,673
Total Inventory	€ 5,316	€ 3,672	€ 3,672